Significant Accounting Policies - Components of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 15,024,188	¥ 17,015,089	¥ 13,408,421
Momo Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	12,631,119	15,740,815	12,812,421
Momo Inc [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	8,638,810	12,448,131	10,709,491
Momo Inc [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	3,742,637	2,846,057	1,465,152
Momo Inc [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	198,197	331,822	500,321
Momo Inc [Member] | Mobile Games [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	39,564	92,451	130,392
Momo Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	11,911	22,354	7,065
Tantan Limited [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	2,368,314	1,259,906	417,998
Tantan Limited [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	998,769
Tantan Limited [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,369,545	1,259,906	417,998
Qool Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	24,755	14,368	178,002
Qool Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 24,755	¥ 14,368	¥ 178,002